Financial Risk Management - Credit Risk - Reinsurance contract assets (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Financial Risk Management
Capital and surplus requirement	$ 500.0
Funds available for collateralization	1,100.0
Reinsurance contract assets held	$ 10,887.7	$ 9,691.5	$ 9,893.1
A.M. Best rating A- or higher
Financial Risk Management
Risk exposure percentage	88.00%
Pools and associations
Financial Risk Management
Risk exposure percentage	12.00%